Other Non-Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Other Noncurrent Liabilities
Other non-current liabilities consisted of the following:

	December 31, 2023	December 31, 2022
Guaranteed revenue program deposits	$—	$37,500
Fractional ownership deposits	16,686	3,636
PPP loan	—	339
Other	26	28
	$16,712	$41,503
Other non-current liabilities consisted of the following:

	September 30, 2024	December 31, 2023
Fractional ownership deposits	$23,142	$16,686
Other	—	26
	$23,142	$16,712